Certain Risks and Concentrations (Details) - Schedule of service vendors that individually comprised 10% or more of accounts payable - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	[1]	Dec. 31, 2021	Dec. 31, 2020	[1]
Service vendor B [Member]
Certain Risks and Concentrations (Details) - Schedule of service vendors that individually comprised 10% or more of accounts payable [Line Items]
Accounts payable			$ 49,560
Accounts payable percentage			43.00%
Service Vendor C [Member]
Certain Risks and Concentrations (Details) - Schedule of service vendors that individually comprised 10% or more of accounts payable [Line Items]
Accounts payable			$ 21,390
Accounts payable percentage			18.00%
Service Vendor D [Member]
Certain Risks and Concentrations (Details) - Schedule of service vendors that individually comprised 10% or more of accounts payable [Line Items]
Accounts payable			$ 19,308
Accounts payable percentage			17.00%
Service Vendor E [Member]
Certain Risks and Concentrations (Details) - Schedule of service vendors that individually comprised 10% or more of accounts payable [Line Items]
Accounts payable			$ 16,135
Accounts payable percentage			14.00%

[1]	Comprised less than 10% of accounts payable for the respective period.